Events after reporting period (Details) $ / shares in Units, € in Thousands, $ in Thousands	Feb. 10, 2025 USD ($) $ / shares shares	Mar. 28, 2025 USD ($)	Mar. 14, 2025 EUR (€)	Mar. 11, 2025 shares	Dec. 31, 2024 EUR (€) shares	Feb. 01, 2024 EUR (€)	Feb. 01, 2024 USD ($)	Dec. 31, 2023 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding (in shares)					175,362,465,000			175,362,465,000
Committed Borrowing Facility
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity | €					€ 45,000
Cash Management Agreement
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity						€ 15,000	$ 15,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				184,362,465
Sale of ordinary shares (in dollars per share) | $ / shares	$ 16.00
Proceeds from issue of ordinary shares | $	$ 136,800
Number of shares outstanding (in shares)				184,362,465
Major ordinary share transactions | Initial Public Offering
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	24,000,000
Major ordinary share transactions | Initial Public Offering, Newly Issued Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	9,000,000
Major ordinary share transactions | Secondary Offering
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	15,000,000
Major ordinary share transactions | Over-Allotment Option
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				580,756
Maturity Extension To June 12 2025 | Committed Borrowing Facility
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity | €			€ 45
New Maximum Borrowing Capacity | Cash Management Agreement
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity | $		$ 30